TAXES ON INCOME (Schedule of Deferred Tax Assets (liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets in respect of:
Carryforward losses on Marketable securities	$ 200
Subsidiary net operating loss	362	291
Other temporary differences	431	353
Share-based compensation	1,268	956
Total deferred tax asset before valuation allowance	2,261	1,600
Valuation allowance	(362)	(291)
Total deferred tax asset	1,899	1,309	$ 406
Deferred tax lability in respect to other comprehensive income	(37)	(11)
Total deferred tax liability	(37)	(11)
Deferred tax asset, net	$ 1,862	$ 1,298